Stock-Based Compensation - Schedule of Stock-based Compensation (Details) - 2024 Equity Incentive Plan [Member] - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Activity in 2024 Equity Incentive Plan [Line Items]
Options Shares, Outstanding at beginning of year		862,685
Weighted Average Exercise Price, Outstanding at beginning of year		$ 1.67
Weighted Average Remining Contractual Term (Year), Outstanding at beginning of year	7 years 10 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at beginning of year		$ 382,121
Options Shares, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Options Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Options Shares, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Aggregate Intrinsic Value, Forfeited or expired
Options Shares, Outstanding at end of the period	862,685	862,685
Weighted Average Exercise Price, Outstanding at end of the period	$ 1.67	$ 1.67
Weighted Average Remining Contractual Term (Year), Outstanding at end of the period	7 years 10 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at end of the period	$ 382,121	$ 382,121
Options Shares, Fully vested and expected to vest		862,685
Weighted Average Exercise Price, Fully vested and expected to vest		$ 1.67
Weighted Average Remining Contractual Term (Year), Fully vested and expected to vest		7 years 4 months 24 days
Aggregate Intrinsic Value, Fully vested and expected to vest		$ 382,121
Options Shares, Exercisable at end of June 30, 2026		862,685
Weighted Average Exercise Price, Exercisable at end of June 30, 2026		$ 1.67
Weighted Average Remining Contractual Term (Year),Exercisable at end of June 30, 2026		7 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable at end of June 30, 2026		$ 382,121